Deferred Expenses	3 Months Ended	6 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Deferred Expenses	Note 5 - Deferred Expenses The following table presents the composition of deferred expenses:
	March 31, 2017	December 31, 2016
Carrier Fees	$—	$1,950
Deferred expenses	$—	$1,950

Save on Transport Inc [Member]
Deferred Expenses	Note 3 — Deferred Expenses The following table presents the composition of deferred expenses:
December 31, 2016
Carrier Fees	$1,950
Deferred expenses	$1,950